Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 27,079	$ 31,020
Federal funds sold and other overnight interest-bearing deposits	1,360	27,857
Cash and cash equivalents	28,439	58,877
Investment in available-for-sale securities, at fair value	205,985	200,246
Loans	839,547	846,984
Allowances for loan losses	(13,719)	(14,842)
Net loans	825,828	832,142
Premises and equipment - net	38,079	37,021
Investments in Federal Home Loan Bank stock and other equity securities, at cost	4,001	3,925
Mortgage servicing rights	3,036	2,549
Other real estate owned and repossessed assets - net	14,867	23,592
Accrued interest receivable	4,999	5,190
Cash surrender value - life insurance	2,213	2,136
Other assets	12,675	15,928
Total assets	1,140,122	1,181,606
Deposits
Non-interest bearing demand	187,382	192,271
Savings, interest checking and money market	419,085	405,702
Time deposits $100,000 and over	111,667	120,777
Other time deposits	238,337	272,525
Total deposits	956,471	991,275
Federal funds purchased and securities sold under agreements to repurchase	31,084	21,058
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	24,000	20,126
Accrued interest payable	426	909
Other liabilities	4,275	6,532
Total liabilities	1,065,742	1,089,386
Stockholders' equity:
Preferred stock, $0.01 par value per share, 1,000,000 shares authorized; Issued 0 shares and 18,255 shares, respectively, $1,000 per share liquidation value, net of discount	0	17,977
Common stock, $1 par value, authorized 15,000,000 shares; Issued 5,194,537 and 5,000,972 shares, respectively	5,195	5,001
Surplus	33,385	31,816
Retained earnings	40,086	39,118
Accumulated other comprehensive (loss) income, net of tax	(769)	1,825
Treasury stock; 161,858 shares, at cost	(3,517)	(3,517)
Total stockholders' equity	74,380	92,220
Total liabilities and stockholders' equity	$ 1,140,122	$ 1,181,606